CASH AND CASH EQUIVALENTS (Narrative) (Details) - Fixed interest rate [Member]	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Interest rate on deposits	1.53%	1.12%
NIS [Member]
Disclosure of financial assets [line items]
Interest rate on deposits	0.01%	0.01%